Debt-Table (Detail) - USD ($) $ in Thousands	Feb. 26, 2017	Nov. 27, 2016	Nov. 29, 2015	Apr. 27, 2015	Mar. 14, 2013	May 08, 2012	Nov. 30, 1996
Schedule of Long-term and Short-term Debt Instruments [Line Items]
Long-term debt, excluding current maturities	$ 1,006,625	$ 1,006,256	$ 1,004,938
Long-term debt, current maturities		0	32,625
Long-term debt	1,006,625	1,006,256	1,004,938
Short-term debt	34,150	38,922	114,978
Short-term debt and current maturities of long-term debt	34,150	38,922	147,603
Long-term and short-term debt	1,040,775	1,045,178	1,152,541
6.875% senior notes due 2022 [Member] | Senior notes [Member]
Schedule of Long-term and Short-term Debt Instruments [Line Items]
Long-term debt, excluding current maturities	$ 524,318	$ 524,396	524,807
Stated interest rate	6.875%	6.875%			6.875%	6.875%
5.00% Senior Notes, Due 2025 [Member] | Senior notes [Member]
Schedule of Long-term and Short-term Debt Instruments [Line Items]
Long-term debt, excluding current maturities	$ 482,307	$ 481,860	480,131
Stated interest rate	5.00%	5.00%		5.00%
4.25% Yen-denominated Eurobonds, due 2016 [Member] | Bonds [Member]
Schedule of Long-term and Short-term Debt Instruments [Line Items]
Long-term debt, current maturities		$ 0	32,625
Stated interest rate		4.25%					4.25%
Senior revolving credit facility [Member]
Schedule of Long-term and Short-term Debt Instruments [Line Items]
Short-term debt		$ 0	99,000
Short-term borrowings [Member]
Schedule of Long-term and Short-term Debt Instruments [Line Items]
Short-term debt	$ 34,150	$ 38,922	$ 15,978